Selling, General And Administrative Expenses (Schedule Of Selling General And Administrative Expenses ) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Personnel expenses	$ 161,967	$ 130,254	$ 46,362
Share-based compensation	100,162	68,152	9,292
Travel expenses	23,090	17,501	6,728
Professional services	42,921	32,359	13,253
Office expenses	26,989	21,678	3,443
Directors' expenses	2,780	3,441	3,393
Other expenses	23,399	26,507	6,608
Total selling, general and administrative expenses	$ 381,308	$ 299,892	$ 89,079